MAINSTAY VP FUNDS TRUST

MainStay VP Emerging Markets Equity Portfolio

(the “Portfolio”)

Supplement dated January 14, 2015 (“Supplement”)

to the Statement of Additional Information for MainStay VP Funds Trust (“SAI”)

dated May 1, 2014, as supplemented

At a Special Meeting of Shareholders held on January 5, 2015, the shareholders of the Portfolio approved Subadvisory Agreements between New York Life Investment Management LLC (“New York Life Investments”) and each of Cornerstone Capital Management Holdings LLC (“Cornerstone Holdings”) and Candriam Belgium (“Candriam”), each affiliated subadvisors, with respect to the Portfolio. Accordingly, effective January 14, 2015, the Portfolio’s SAI is revised as follows:

1.	All references to Dimensional Fund Advisors LP and DuPont Capital Management Corporation as subadvisors for the Portfolio are deleted and replaced with Cornerstone Capital Management Holdings LLC and Candriam Belgium.

2.	In the section entitled “The Manager and the Subadvisors” beginning on page 58, the table beginning on page 59 is amended to replace the subadvisory fee for the Portfolio as follows:

PORTFOLIO NAME	ANNUAL RATE
MainStay VP Emerging Markets Equity Portfolio	0.55% [5]

0.55% on assets up to $1 billion; and 0.545% on assets over $1 billion.

3.	The section entitled “Proxy Voting Policies and Procedures” starting on page 67 is amended to include the following for Candriam:

Candriam

To assist Candriam in researching and voting proxies, Candriam utilizes the research and implementation services of ISS, the world’s leading provider of corporate governance solutions. ISS provides Proxy Voting recommendations based on its own proxy voting policy or on proprietary proxy voting policy, the latter being the case for Candriam.

In the vast majority of cases, Candriam’s policy is similar to or consistent with ISS’ “Benchmark Voting Policy.” There are some specific proxy proposals on which Candriam deviates from ISS’ Benchmark Voting Policy for some markets e.g. the level of independence of the Board or the possibility for non-executives to receive equity grants.

Candriam’s proprietary proxy voting policy is defined by Candriam’s Proxy Voting Committee. This Policy is designed to ensure that all proxies are voted in the best interest of its clients without regard to Candriam’s own interests or the interests of its affiliates. Candriam’s proxy voting policy is based on four principles:

•	One share, one vote;
•	The equal treatment of shareholders;
•	The accountability of the Board; and
•	The transparency and integrity of financial statements

Candriam’s Proxy Voting Committee defines and adjusts Candriam’s proxy voting policy and reviews the votes cast at general meetings. Once a year Candriam heads a meeting with ISS to assess the results of the proxy voting season. During this meeting ISS also explains to Candriam any changes to their ‘Benchmark Voting Policy.” Those elements are then discussed by Candriam’s Proxy Voting Committee and if needed, can lead to some changes in Candriam’s proxy voting policy. The subsequent policy is communicated to ISS before the new proxy voting season starts.

ISS notifies Candriam in case of uncertainties regarding the vote to cast following Candriam’s proxy voting policy. Following this notification, the individuals in charge of proxy voting at Candriam cast votes in accordance with Candriam’s policy. However, they have the possibility to diverge from the policy when it is deemed necessary. In this case, the reasoning and arguments leading to the decision are explained in writing and discussed by the Proxy Voting Committee.

Should a conflict of interest arise, the Proxy Voting Committee determines the appropriate action. Candriam could abstain from casting a vote or strictly follow ISS’s recommendation. Candriam defines a conflict of interest as a situation whereby the management company (or one of its staff) has an interest of a material, professional, commercial or financial nature that clashes with the interest of one or more clients.

The method selected by Candriam to resolve the conflict may vary from one instance to another depending upon the facts and circumstances of the situation, but in each case, consistent with its duties to its clients.

4.	In the section entitled “Portfolio Managers” beginning on page 91, the table is amended to (a) delete Karen Umland, Joseph H. Chi, Jed S. Fogdall, Henry F. Gray and Rafi U. Zaman; (b) update the information for Andrew Ver Planck; and (c) include Jan Boudewijns, Mohamed Lamine Saidi, Jeremy Roethel and Philip Screve as of November 30, 2014.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE
PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Jan Boudewijns	MainStay VP Emerging Markets Equity Portfolio	0	7 Accounts $976,234,057	0	0	4 Accounts $77,714,559	0
Mohamed Lamine Saidi	MainStay VP Emerging Markets Equity Portfolio	0	7 Accounts $976,234,057	0	0	4 Accounts $77,714,559	0
Jeremy Roethel	MainStay VP Emerging Markets Equity Portfolio	2 RICs $611,740,514	0	6 Accounts $14,462,295	0	0	6 Accounts $93,669,234
Philip Screve	MainStay VP Emerging Markets Equity Portfolio	0	7 Accounts $976,234,057	0	0	4 Accounts $77,714,559	0
Andrew Ver Planck	MainStay VP Balanced Portfolio, MainStay VP Common Stock Portfolio, MainStay VP Emerging Markets Equity Portfolio, MainStay VP Mid Cap Core Portfolio	6 RICs $1,825,637,084	1 Accounts $25,432,450	21 Accounts $1,395,292,356	0	0	6 Accounts $93,669,234

5.	The Section entitled “Potential Portfolio Manager Conflicts” starting on page 94 is amended to include the following information for Candriam:

Candriam

Candriam provides portfolio management services to other accounts using a substantially similar investment strategy as the MainStay VP Emerging Markets Equity Portfolio.

The side-by-side management of these accounts with the Portfolio may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades.

Therefore, Candriam has adopted various policies and procedure, designed to disclose and mitigate these potential conflicts of interests. Moreover, Candriam has set up a Code of Ethics and a Conflicts of Interest Policy, has implemented structural measures intended to prevent conflicts of interest and has adopted procedures regarding allocation of investment opportunities and aggregation and allocation of trades.

These procedures are designed to ensure that all clients are treated fairly and equally, and to prevent conflicts from influencing the allocation of investment opportunities among clients.

6.	The section entitled “Portfolio Manager Compensation Structure” starting on page 98 is amended to include the following information for Candriam:

Candriam’s objective is to operate an appropriately competitive remuneration policy’ which is linked to the achievement of a combination of individual, team and corporate goals. Candriam Investors Group believes that its compensation policy is competitive versus its peers to attract, motivate and retain talents while ensuring that remuneration is consistent with sustainable business development. The objective is to align performance rewards and stakeholders’ interests while promoting efficient risk management consistent with Candriam’s financial situation and prospects. Remuneration includes base salary, benefits and annual performance bonus.

Annually, Candriam Investors Group’s Executive Committee and Remuneration Committee reviews the fixed remuneration and defines the variable remuneration in accordance with these criteria. The remuneration package is reviewed annually after an individual evaluation of each employee. It takes into account the results of this evaluation, the financial results of the company and the evolution of the employment market.

Human Resources manage the annual evaluation process based on the achievement of pre-established objectives, and on each employee’s professional and personal skills. Performance reviews include the evaluation of the achievement of objectives as well as a range of factors like risk management, governance and compliance, teamwork, people leadership, people development and alignment to Candriam Investors Group’s goals and values.

7.	The table listing portfolio manager ownership of portfolio securities beginning on page 104 is hereby amended to (a) delete Karen Umland, Joseph H. Chi, Jed S. Fogdall, Henry F. Gray and Rafi U. Zaman; (b) update the information for Andrew Ver Planck; and (c) include Jan Boudewijns, Mohamed Lamine Saidi, Jeremy Roethel and Philip Screve as of November 30, 2014.

PORTFOLIO MANAGER	PORTFOLIO	$ RANGE OF OWNERSHIP
Jan Boudewijns	None	$0
Mohamed Lamine Saidi	None	$0
Jeremy Roethel	None	$0
Philip Screve	None	$0
Andrew Ver Planck	None	$0

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

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